Accrued Liabilities - Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 22, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued option cost payable to Paragon		$ 18,987
Accrued professional and consulting fees	$ 3,484	917	$ 946	$ 2,264
Fair value of assumed Parapyre Option Obligation (Note 3)		143
Accrued liabilities		$ 20,047